Valuation of Derivatives, Interest Cost From Labor Obligations and Other Financial Items, Net	12 Months Ended
Dec. 31, 2017
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Valuation of Derivatives, Interest Cost From Labor Obligations and Other Financial Items, Net

21. Valuation of derivatives, interest cost from labor obligations and other financial items, net

For the years ended December 31, 2015, 2016 and 2017, valuation of derivatives and other financial items are as follows:

	2015		2016		2017
Gain (loss) in valuation of derivatives, net	Ps.	15,128,269	Ps.	(9,622,233)	Ps.	8,192,567
Capitalized interest expense (Note 10 d)		3,524,841		2,861,307		2,875,034
Commissions		(1,399,479)		(2,034,972)		(1,263,701)
Interest cost of labor obligations (Note 17)		(5,701,622)		(9,178,513)		(8,722,611)
Interest expense on taxes		(135,569)		(245,922)		(1,503,981)
Dividend received		1,645,712		5,740,092		2,385,559
Loss on partial sale of shares in associated Company		(545)		—		—
Gain on de-recognition of equity method investment (Note 12)		11,988,038		—		—
Other financial cost		(3,553,329)		(3,745,600)		(3,906,627)

	Ps.	21,496,316	Ps.	(16,225,841)	Ps.	(1,943,760)